Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other current assets [text block] [Abstract]
Schedule of other current assets [table text block]
	December 31
	2019	2018
	USD in thousands

Institutions	109	163
Prepaid expenses	76	85
Advances to suppliers	51	72
Other	85	84
	321	404